Remuneration	12 Months Ended
Dec. 31, 2017
Renumeration [abstract]
Disclosure of renumeration explanatory [text block]

6 Remuneration

	Full year
(in USD million, except average number of employees)	2017	2016	2015

Salaries1)	2,671	2,576	2,791
Pension costs	469	650	846
Payroll tax	387	394	419
Other compensations and social costs	290	276	312

Total payroll costs	3,818	3,895	4,369

Average number of employees2)	20,700	21,300	22,300

  Salaries include bonuses, severance packages and expatriate costs in addition to base pay.
  Part time employees amount to 3% for each of the years 2017, 2016 and 2015 respectively.

Total payroll expenses are accumulated in cost-pools and partly charged to partners of Statoil operated licences on an hours incurred basis.

Compensation to the board of directors (BoD) and the corporate executive committee (CEC)

	Full year
(in USD thousand)1)	2017	2016	2015

Current employee benefits	11,067	9,270	11,436
Post-employment benefits	636	574	799
Other non-current benefits	25	19	15
Share-based payment benefits	175	102	167

Total	11,902	9,966	12,418

  All figures in the table are presented on accrual basis.

At 31 December 2017, 2016 and 2015 there are no loans to the members of the BoD or the CEC.

Share-based compensation

Statoil's share saving plan provides employees with the opportunity to purchase Statoil shares through monthly salary deductions and a contribution by Statoil. If the shares are kept for two full calendar years of continued employment following the year of purchase, the employees will be allocated one bonus share for each one they have purchased.

Estimated compensation expense including the contribution by Statoil for purchased shares, amounts vested for bonus shares granted and related social security tax was USD 62 million, USD 61 million and USD 77 million related to the 2017, 2016 and 2015 programmes, respectively. For the 2018 programme (granted in 2017) the estimated compensation expense is USD 72 million. At 31 December 2017 the amount of compensation cost yet to be expensed throughout the vesting period is USD 143 million.